31. Related-party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Schedule of balances of significant transactions

The balances of significant transactions are set out in the following table:

		06.30.2020		12.31.2019

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrobras Distribuidora (BR)	118	47	224	47
Natural Gas Transportation Companies	99	542	150	717
State-controlled gas distributors (joint ventures)	306	78	338	104
Petrochemical companies (associates)	73	1	47	29
Other associates and joint ventures	34	73	35	203
Subtotal	630	741	794	1,100
Brazilian government – Parent and its controlled entities
Government bonds	1,061	-	1,580	-
Banks controlled by the Brazilian Government	7,090	3,468	8,584	4,904
Receivables from the Electricity sector	214	5	334	−
Petroleum and alcohol account - receivables from the Brazilian Government	226	-	304	-
Brazilian Federal Government - dividends	−	94	−	417
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	-	5	−	20
Others	13	39	45	43
Subtotal	8,604	3,611	10,847	5,384
Pension plans	111	32	60	110
Total	9,345	4,384	11,701	6,594
Current	2,221	1,180	2,849	1,904
Non-Current	7,124	3,204	8,852	4,690
Total	9,345	4,384	11,701	6,594

Schedule of income/expenses of significant transactions

The income/expenses of significant transactions are set out in the following table:

	2020	2019	2020	2019

	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun

Joint ventures and associates
Petrobras Distribuidora (BR)	5,109	−	1,928	−
Natural Gas Transportation Companies	(972)	−	(451)	−
State-controlled gas distributors (joint ventures)	938	1,370	378	653
Petrochemical companies (associates)	1,424	1,520	445	787
Other associates and joint ventures	9	(307)	(84)	(159)
Subtotal	6,508	2,583	2,216	1,281
Brazilian government – Parent and its controlled entities
Government bonds	23	53	10	24
Banks controlled by the Brazilian Government	(315)	(414)	(223)	(362)
Receivables from the Electricity sector (note 5.4)	23	208	10	143
Petroleum and alcohol account - receivables from the Brazilian Government	3	2	1	−
Brazilian Federal Government - dividends	(3)	(9)	(1)	(4)
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(45)	(70)	(5)	(42)
Others	(10)	(27)	(10)	(39)
Subtotal	(324)	(258)	(218)	(280)
Total	6,184	2,325	1,998	1,001
Revenues, mainly sales revenues	7,863	3,163	2,888	1,568
Purchases and services	(1,397)	(653)	(682)	(351)
Foreign exchange and inflation indexation charges, net	(252)	(214)	(193)	(102)
Finance income (expenses), net	(30)	30	(15)	(114)
Total	6,184	2,325	1,998	1,001

Schedule of compensation of key management personnel

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

		Jan-Jun/2020			Jan-Jun/2019
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	1.3	−	1.3	1.3	0.2	1.5
Social security and other employee-related taxes	0.4	-	0.4	0.6	-	0.6
Post-employment benefits (pension plan)	−	-	−	0.2	-	0.2
Variable compensation	−	-	−	0.9	-	0.9
Benefits due to termination of tenure	−	-	−	0.3	-	0.3
Total compensation recognized in the statement of income	1.7	−	1.7	3.3	0.2	3.5
Total compensation paid	1.7	-	1.7	4.0	-	4.0
Average number of members in the period (*)	9.00	9.17	18.17	7.00	9.50	16.50
Average number of paid members in the period (**)	9.00	4.00	13.00	7.00	6.00	13.00

(*) Monthly average number of members.
(**) Monthly average number of paid members.